Intangible Assets, Net (Details) - Schedule of Amortization Expenses	Sep. 30, 2023 USD ($)
Aggregate Amortization expenses:
For year ended 9/30/2023	$ 412,780
Estimated Amortization Expenses:
For year ended 9/30/2024	1,512,046
For year ended 9/30/2025	1,507,914
For year ended 9/30/2026	1,287,201
For year ended 9/30/2027	1,197,414
For year ended 9/30/2028	$ 1,001,217